Convertible Debt Instrument (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Schedule of planwise convertible loan note
	Year ended December 31,
	2020	2019	2018
	$000	$000	$000
Convertible loan notes issued	313	302	290
Accrued interest	11	11	11
	324	313	302